EARNINGS PER SHARE (Schedule of Data Relating to Net Income (Loss) and Weighted Average Number of Shares) (Details) - ILS (₪) shares in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share
Profit for the year	₪ 57	₪ 114	₪ 52
Weighted average number of shares used in computation of basic EPS (in thousands)	165,979	162,733	156,268
Add - net additional shares from assumed exercise of employee stock options and restricted shared (in thousands)	983	1,804	1,828
Weighted average number of shares used in computation of diluted EPS (in thousands)	166,962	164,537	158,096
Number of options and restricted shares not taken into account in computation of diluted earnings per share, because of their anti-dilutive effect (in thousands)	9,609	5,650	8,906